VIA EDGAR

May 4, 2010

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: FS Variable Separate Account ("Registrant")

First SunAmerica Life Insurance Company ("Depositor")

Polaris II A-Class Platinum Series Variable Annuity

File No. 333-128124 and 811-08810

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2010 for Registrant on behalf of the Polaris II A-Class Platinum Series Variable Annuity contains no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 11 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on April 30, 2010, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,

/s/ Lucia B. Williams

______________________

Lucia B. Williams

Supervising Director,

Variable Product Regulation